Anti-dilution warrants	12 Months Ended
Dec. 31, 2025
Anti-dilution warrants
Anti-dilution warrants

18. Anti-dilution warrants

The Company issued 60 anti-dilution warrants (ADW) to the preferred A shares investors that expire initially after a period of 5 years (i.e., 45 at March 14, 2024, 5 at June 21, 2024 and 10 at October 9, 2024) and were re- issued in 2024 with a new term of 10 years. In the event of a dilutive issuance of new shares at a price lower than the subscription price of the preferred A shares (i.e., €85), holders of the anti-dilution warrants are entitled to subscribe to additional preferred A shares. The number of additional shares they can subscribe to is calculated such that the weighted average price for the total number of shares held by a preferred A shareholder, after exercising the warrants, would be equal to the share price applied in the dilutive issuance. The exercise price for the anti-dilution warrants is €1. The anti-dilution warrants were issued at the same time as the preferred shares.

The Company issued 250 anti-dilution warrants to the preferred B shares investors that expire after a period of 10 years (i.e., 200 at March 5, 2031 and 50 at June 28, 2032). In the event of a dilutive issuance of new shares at a price lower than the subscription price of the preferred B shares (i.e., €208.5), holders of the anti-dilution warrants are entitled to exercise their warrants. Upon exercising one anti-dilution warrant, the holder can subscribe to an additional number of preferred B shares. The number of additional shares is calculated such that the weighted average price for the total number of shares held by a preferred B shareholder, after exercising the warrants, would be equal to the share price applied in the dilutive issuance. The exercise price for the anti-dilution warrants is €1. The anti-dilution warrants were issued at the same time as the preferred shares.

The company issued 210 anti-dilution warrants to the preferred C shares investors that expire after a period of 10 years (i.e., October 10, 2033). In the event of a dilutive issuance of new shares at a price lower than the subscription price of the preferred C shares (i.e., €208.5), holders of the anti-dilution warrants are entitled to exercise their warrants. Upon exercising one anti-dilution warrant, the holder can subscribe to an additional number of preferred C shares. The number of additional shares is calculated such that the weighted average price for the total number of shares held by a preferred C shareholder, after exercising the warrants, would be equal to the share price applied in the dilutive issuance. The exercise price for the anti-dilution warrants is €1. The anti-dilution warrants were issued at the same time as the preferred shares.

The company issued 240 anti-dilution warrants to the preferred D shares investors that expire after a period of 10 years (i.e., November 4, 2034). In the event of a dilutive issuance of new shares at a price lower than the subscription price of the preferred C shares (i.e., €239.78), holders of the anti-dilution warrants are entitled to exercise their warrants. Upon exercising one anti-dilution warrant, the holder can subscribe to an additional number of preferred D shares. The number of additional shares is calculated such that the weighted average price for the total number of shares held by a preferred D shareholder, after exercising the warrants, would be equal to the share price applied in the dilutive issuance. The exercise price for the anti-dilution warrants is €1. The anti- dilution warrants were issued at the same time as the preferred shares.

The anti-dilution warrants protection expires on the earlier of:

●	The expiration of the term of the shareholders agreement (amended from time to time), or termination of the shareholders agreement; or
●	The completion of an initial public offering (IPO) or liquidity event.

Each warrant can only be exercised once. However, for each series every beneficiary received multiple warrants protecting them against multiple dilutive issuances.

The fair value measurement of the anti-dilution warrants is classified as Level 3, as the valuation requires estimates of the timing of future capital rounds as well as estimates of future capital needs and the probability of non-occurrence of a qualified IPO.

A Monte-Carlo simulation was used to calculate the valuation of the ADW for each occurrence of an expected funding round. The total fair value is the sum of the separate Monte-Carlo simulations multiplied by the probability of occurrence. As at December 31, 2025 and as at December 31, 2024, the fair value of the anti-dilution warrants amounts to zero reflecting the assumption that the exit probability without intermediate funding round was 100%.

The Monte-Carlo simulation is multiplied by the probability of occurrence of a next expected funding round, considering that there is a chance of an exit (i.e., IPO or liquidity event) without an intermediate funding round. In case of such an exit, the ADW would expire and would have no remaining value.

Exit probabilities without intermediate funding round	12/31/2025	12/31/2024
Series A, Series B, Series C and Series D	100%	100%

The anti-dilution warrants expired following the completion of the IPO on February 9, 2026, (refer to note 26), no sensitivity analysis has been performed for 2025.

The below sensitivity analysis presents the significant unobservable inputs used and the impact of reasonable changes in the value of the respective significant unobservable inputs at the end of the reporting period of December, 2024, while holding all other assumptions constant. The volatility used as an input in the valuation model was determined based on a peer group defined by management, which is composed of five companies active in the same industry and being at a similar stage of development to the Company. The median of the historical volatilities over 18 months for each valuation date was used as the volatility parameter in the Monte-Carlo simulation.

(in thousands of €)
Sensitivity analysis		12/31/2024
Series A	Base value	—
	Exit probability -5%	30
Series B	Base value	—
	Exit probability -5%	456
Series C	Base value	—
	Exit probability -5%	446
Series D	Base value	—
	Exit probability -5%	521